SIGNIFICANT ACCOUNTING POLICIES (Details - Net deferred tax assets) - USD ($)	May 31, 2025	May 31, 2024
Deferred tax assets:
NOL Carryover	$ 1,707,402	$ 1,603,025
Valuation allowance	(1,707,402)	(1,603,025)
Net deferred tax asset	$ 0	$ 0